As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 96.27%	Value
	Aerospace Product and Parts Manufacturing - 6.40%
2,100	The Boeing Co.	$143,094
20,400	Honeywell International, Inc.	874,344
1,500	Lockheed Martin Corp.	112,725
4,800	United Technologies Corp.	341,280
		1,471,443
	Agriculture, Construction, and Mining Machinery Manufacturing - 4.27%
17,000	Baker Hughes, Inc.	820,590
4,100	National-Oilwell Varco, Inc.	160,556
		981,146
	Amusement Parks and Arcades - 1.52%
10,400	The Walt Disney Co.	350,376
	Bakeries and Tortilla Manufacturing - 4.91%
38,683	Kraft Foods, Inc. - Class A	1,129,930
	Beverage Manufacturing - 1.02%
2,000	Coca Cola Co.	110,220
1,900	PepsiCo, Inc.	123,329
		233,549
	Building Material and Supplies Dealers - 4.36%
32,000	The Home Depot, Inc.	912,320
4,400	Lowe's Companies, Inc.	91,256
		1,003,576
	Computer and Peripheral Equipment Manufacturing - 2.08%
6,500	Hewlett-Packard Co.	299,260
1,400	International Business Machines Corp.	179,760
		479,020
	Dairy Product Manufacturing - 0.87%
4,500	HJ Heinz Co.	200,160
	Depository Credit Intermediation - 0.62%
19,400	Regions Financial Corp.	142,202
	Electric Power Generation, Transmission and Distribution - 6.29%
13,400	American Electric Power Co., Inc.	482,132
5,700	Entergy Corp.	441,807
9,600	Exelon Corp.	401,568
3,400	Southern Co.	120,122
		1,445,629
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.64%
23,400	General Electric Co.	377,208
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 1.49%
5,700	Campbell Soup Co.	204,630
9,400	Sara Lee Corp.	139,026
		343,656
	Health and Personal Care Stores - 4.39%
20,500	CVS Caremark Corp.	629,145
13,300	Walgreen Co.	379,715
		1,008,860
	Insurance Carriers - 2.62%
10,300	The Allstate Corp.	290,872
1	Berkshire Hathaway, Inc. - Class A (a)	117,000
1,479	Berkshire Hathaway, Inc. - Class B (a)	115,540
2,600	UnitedHealth Group, Inc.	79,170
		602,582
	Limited-Service Eating Places - 4.61%
15,200	McDonalds Corp.	1,059,896
	Local Messengers and Local Delivery - 0.56%
2,000	United Parcel Service, Inc. - Class B	130,000
	Management of Companies and Enterprises - 0.72%
1,100	Goldman Sachs Group, Inc.	165,902
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.79%
8,900	Raytheon Co.	411,803
	Other General Merchandise Stores - 4.30%
6,900	Target Corp.	354,108
12,400	Wal-Mart Stores, Inc.	634,756
		988,864
	Other General Purpose Machinery Manufacturing - 0.61%
2,000	Caterpillar, Inc.	139,500
	Petroleum and Coal Products Manufacturing - 7.42%
12,300	Chevron Corp.	937,383
8,300	ConocoPhillips	458,326
5,200	Exxon Mobil Corp.	310,336
		1,706,045
	Pharmaceutical and Medicine Manufacturing - 13.71%
8,700	Abbott Laboratories	426,996
18,500	Bristol-Myers Squibb Co.	461,020
7,300	Johnson & Johnson	424,057
30,700	Merck & Co., Inc.	1,057,922
52,202	Pfizer, Inc.	783,030
		3,153,025
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 3.14%
17,738	E. I. du Pont de Nemours and Co.	721,404
	Securities and Commodity Exchanges - 0.57%
4,500	NYSE Euronext	130,365
	Semiconductor and Other Electronic Component Manufacturing - 0.50%
5,600	Intel Corp.	115,360
	Ship and Boat Building - 2.10%
7,900	General Dynamics Corp.	483,875
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.40%
3,600	Avon Products, Inc.	112,068
4,100	Colgate Palmolive Co.	323,818
1,900	Procter & Gamble Co.	116,204
		552,090
	Support Activities for Mining - 2.31%
17,800	Halliburton Co.	531,864
	Tobacco Manufacturing - 1.18%
12,250	Altria Group, Inc.	271,460
	Wired Telecommunications Carriers - 7.87%
40,100	AT&T, Inc.	1,040,194
5,976	Frontier Communications Corp.	45,657
24,900	Verizon Communications, Inc.	723,594
		1,809,445

	TOTAL COMMON STOCKS (Cost $21,050,189)	22,140,235

Shares	SHORT-TERM INVESTMENTS - 3.59%	Value
825,296	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.20% (b)	825,296
	TOTAL SHORT-TERM INVESTMENTS (Cost $825,296)	825,296

	Total Investments in Securities (Cost $21,875,485) - 99.86%	22,965,531
	Other Assets in Excess of Liabilities - 0.14%	31,548
	TOTAL NET ASSETS - 100.00%	$22,997,079

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$ 21,919,620

Gross unrealized appreciation	$ 2,057,180
Gross unrealized depreciation	(1,011,269)
Net unrealized appreciation	$ 1,045,911

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$1,059,896	$—	$—	$1,059,896
Arts and Entertainment and Recreation	350,376	—	—	350,376
Finance and Insurance	875,148	—	—	875,148
Information	1,809,445	—	—	1,809,445
Management of Companies and Enterprises	165,902	—	—	165,902
Manufacturing	12,770,675	—	—	12,770,675
Mining	531,864	—	—	531,864
Retail Trade	3,001,300	—	—	3,001,300
Transportation and Warehousing	130,000	—	—	130,000
Utilities	1,445,629	—	—	1,445,629
Total Equity	22,140,235	—	—	22,140,235

Short-Term Investments	825,296	—	—	825,296

Total Investments in Securities	$22,965,531	$—	$—	$22,965,531

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/28/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/28/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/28/2010

* Print the name and title of each signing officer under his or her signature.